Acquisitions (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			€ (0.4)	€ 640.9
Assets	€ 6,468.0		6,468.0		€ 6,170.8
Liabilities	3,864.9		3,864.9		€ 3,871.8
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			(0.4)	597.3
Acquisition related costs	0.3	€ 8.2	3.2	12.1
Fortenova Group
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	301.9		301.9
Other tangible or intangible assets transferred	95.0		95.0
Trade and other receivables	71.1		71.1
Cash and cash equivalents recognised as of acquisition date		(43.6)		(43.6)
Inventory recognised as of acquisition date	46.9		46.9
Deferred tax assets recognised as of acquisition date	14.8		14.8
Assets	573.3		573.3
Current liabilities recognised as of acquisition date	62.1		62.1
Non-current liabilities recognised as of acquisition date	16.6		16.6
Deferred tax liabilities recognised as of acquisition date	47.7		47.7
Liabilities	126.4		126.4
Identifiable assets acquired (liabilities assumed)	(446.9)		(446.9)
Contingent consideration recognised as of acquisition date	641.6		641.6
Goodwill recognised as of acquisition date	€ 194.7		194.7
Increase in existing liabilities, contingent liabilities recognised in business combination			€ 1.5
Fair value of acquired receivables		€ 0.6		€ 0.6